Interest income and expense (Tables)	9 Months Ended
Jul. 31, 2020
Text Block [Abstract]
Details of Interest Income and Interest Expense from Financial Instruments

	For the three months ended											For the nine months ended
	July 31, 2020				April 30, 2020				July 31, 2019			July 31, 2020				July 31, 2019
($ millions)	Interest income		Interest expense		Interest income		Interest expense		Interest income		Interest expense	Interest income		Interest expense		Interest income		Interest expense
Measured at amortized cost (1)	$6,630		$2,688		$7,406		$3,390		$7,970		$4,055	$21,833		$9,855		$23,181		$11,658
Measured at FVOCI (1)	209		–		303		–		378		–	830		–		1,109		–
	6,839		2,688		7,709		3,390		8,348		4,055	22,663		9,855		24,290		11,658
Other	147	(2)	45	(3)	129	(2)	31	(3)	92	(2)	11	397	(2)	143	(3)	242	(2)	33
Total	$6,986		$2,733		$7,838		$3,421		$8,440		$4,066	$23,060		$9,998		$24,532		$11,691
(1)	The interest income/expense on financial assets/liabilities are calculated using the effective interest method.
(2)	Includes dividend income on equity securities.
(3)
Includes interest on lease liabilities for the three months ended July 31, 2020 – $30 (April 30, 2020 – $30) and for the nine months ended July 31, 2020 – $90
; prior period amounts have not been restated (refer to Note 3 and 4).